Supplemental Consolidating Financial Information - Schedule of Condensed Consolidating Statement of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities:	$ 464,230	$ 683,506	$ 910,031
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	(461,627)	(714,570)	(724,362)
Purchase of cost method investment	(25,744)	(4,000)	(25,000)
Capital contributions to unconsolidated affiliate	(30,714)	(12,019)
Proceeds from insurance settlements	49,788
Other investing activities			8
Net cash provided by (used in) investing activities	(468,297)	(730,589)	(749,354)
Cash flows from financing activities:
Proceeds from drawdown of long-term debt	1,500,000	1,250,000	430,000
Repayments of long-term debt	(1,500,000)	(328,944)	(496,829)
Payment of premium on early extinguishment of debt		(32)
Debt issuance costs	(41,237)	(38,393)
Payments on tender, debt exchange and consent transaction	(14)	(293,276)
Dividends paid to preferred shareholders		(4,959)	(9,919)
Other payments for satellites	(35,396)	(18,333)
Principal payments on deferred satellite performance incentives	(37,186)	(17,429)	(19,568)
Dividends paid to noncontrolling interest	(8,755)	(8,980)	(8,423)
Restricted cash for collateral	(16,160)
Other financing activities	890	1,942	1,753
Net cash provided by (used in) financing activities	(137,858)	541,596	(102,986)
Effect of exchange rate changes on cash and cash equivalents	1,116	(30)	(9,297)
Net change in cash and cash equivalents	(140,809)	494,483	48,394
Cash and cash equivalents, beginning of period	666,024	171,541	123,147
Cash and cash equivalents, end of period	525,215	666,024	171,541
Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities:	25,037	(314,986)	22,438
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	(15,785)	(15,357)	(4,089)
Repayment from (disbursements for) intercompany loans		359,237	(346,799)
Capital contributions to unconsolidated affiliate	(30,714)	(10,340)
Other investing activities		(1,679)	(424)
Net cash provided by (used in) investing activities	(46,499)	331,861	(351,312)
Cash flows from financing activities:
Proceeds from (repayment of) intercompany loans	603
Proceeds from (repayment of) intercompany borrowing			(634)
Capital contribution from parent	37,986	36,742	367,553
Dividends to shareholders	(13,755)	(8,980)	(28,423)
Principal payments on deferred satellite performance incentives			(1,163)
Dividends paid to noncontrolling interest	(8,755)	(8,980)	(8,423)
Restricted cash for collateral	(413)
Net cash provided by (used in) financing activities	15,666	18,782	328,910
Effect of exchange rate changes on cash and cash equivalents	(541)	972	(8,372)
Net change in cash and cash equivalents	(6,337)	36,629	(8,336)
Cash and cash equivalents, beginning of period	80,510	43,881	52,217
Cash and cash equivalents, end of period	74,173	80,510	43,881
Intelsat S.A. and Other Parent Guarantors [Member] | Parent [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities:	27	(10,234)	724
Cash flows from investing activities:
Repayment from (disbursements for) intercompany loans		4,895	9,538
Investment in subsidiaries		(6,087)	(7,355)
Dividend from affiliates			19,000
Net cash provided by (used in) investing activities		(1,192)	21,183
Cash flows from financing activities:
Proceeds from (repayment of) intercompany borrowing			(1,430)
Dividends paid to preferred shareholders		(4,959)	(9,919)
Other financing activities	476		154
Net cash provided by (used in) financing activities	476	(4,959)	(11,195)
Effect of exchange rate changes on cash and cash equivalents	(45)	(4)
Net change in cash and cash equivalents	458	(16,389)	10,712
Cash and cash equivalents, beginning of period	552	16,941	6,229
Cash and cash equivalents, end of period	1,010	552	16,941
Intelsat Luxembourg [Member] | Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities:	(288,884)	89,342	(251,879)
Cash flows from investing activities:
Investment in subsidiaries	(7,144)	(300,050)	(610,000)
Dividend from affiliates	286,454	269,700	898,400
Net cash provided by (used in) investing activities	279,310	(30,350)	288,400
Cash flows from financing activities:
Repayments of long-term debt			(17,829)
Debt issuance costs	(2,002)
Dividends to shareholders			(19,000)
Net cash provided by (used in) financing activities	(2,002)		(36,829)
Effect of exchange rate changes on cash and cash equivalents	(2)
Net change in cash and cash equivalents	(11,578)	58,992	(308)
Cash and cash equivalents, beginning of period	59,752	760	1,068
Cash and cash equivalents, end of period	48,174	59,752	760
Intelsat Connect Finance S.A [Member] | Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities:	30,297	4,764
Cash flows from investing activities:
Dividend from affiliates	286,454
Net cash provided by (used in) investing activities	286,454
Cash flows from financing activities:
Debt issuance costs		(15,562)
Payments on tender, debt exchange and consent transaction	(14)	(259,267)
Capital contribution from parent	7,144	300,050
Dividends to shareholders	(286,454)
Other financing activities	414
Net cash provided by (used in) financing activities	(278,910)	25,221
Effect of exchange rate changes on cash and cash equivalents	(4)
Net change in cash and cash equivalents	37,837	29,985
Cash and cash equivalents, beginning of period	29,985
Cash and cash equivalents, end of period	67,822	29,985
Intelsat Jackson [Member] | Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities:	699,755	917,923	1,138,747
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	(445,842)	(699,213)	(720,273)
Repayment from (disbursements for) intercompany loans	(603)		2,064
Investment in subsidiaries	(37,986)	(30,655)	(198)
Dividend from affiliates	13,755	8,980	28,423
Purchase of cost method investment	(25,744)	(4,000)	(25,000)
Proceeds from insurance settlements	49,788
Other investing activities			432
Net cash provided by (used in) investing activities	(446,632)	(724,888)	(714,552)
Cash flows from financing activities:
Proceeds from drawdown of long-term debt	1,500,000	1,250,000	430,000
Repayments of long-term debt	(1,500,000)	(328,944)	(479,000)
Proceeds from (repayment of) intercompany borrowing		(364,132)	337,261
Payment of premium on early extinguishment of debt		(32)
Debt issuance costs	(41,237)	(26,133)
Payments on tender, debt exchange and consent transaction		(34,009)
Other payments for satellites	(35,396)	(18,333)
Capital contribution from parent			250,000
Dividends to shareholders	(286,454)	(269,700)	(898,400)
Principal payments on deferred satellite performance incentives	(37,186)	(17,429)	(18,405)
Restricted cash for collateral	(15,747)
Other financing activities		1,942	1,600
Net cash provided by (used in) financing activities	(416,020)	193,230	(376,944)
Effect of exchange rate changes on cash and cash equivalents	1,708	(999)	(925)
Net change in cash and cash equivalents	(161,189)	385,266	46,326
Cash and cash equivalents, beginning of period	495,225	109,959	63,633
Cash and cash equivalents, end of period	334,036	495,225	109,959
Intelsat Jackson Subsidiaries Guarantors [Member] | Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities:	778,307	1,506,746	1,629,412
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	(445,842)	(699,213)	(720,273)
Repayment from (disbursements for) intercompany loans	(603)		2,064
Investment in subsidiaries	(31,486)	(10,955)	(40,444)
Dividend from affiliates	13,755	8,980	28,423
Purchase of cost method investment	(25,744)	(4,000)	(25,000)
Proceeds from insurance settlements	49,788
Other investing activities			432
Net cash provided by (used in) investing activities	(440,132)	(705,188)	(754,798)
Cash flows from financing activities:
Proceeds from (repayment of) intercompany borrowing		(12,438)
Dividends paid to preferred shareholders	(8,724)
Other payments for satellites	(35,396)	(18,333)
Capital contribution from parent	63,023	96,658	86,316
Dividends to shareholders	(477,425)	(524,327)	(916,697)
Principal payments on deferred satellite performance incentives	(37,186)	(17,429)	(18,405)
Restricted cash for collateral	(1,901)
Other financing activities			1,600
Net cash provided by (used in) financing activities	(497,609)	(475,869)	(847,186)
Effect of exchange rate changes on cash and cash equivalents	1,714	(991)	(931)
Net change in cash and cash equivalents	(157,720)	324,698	26,497
Cash and cash equivalents, beginning of period	414,339	89,641	63,144
Cash and cash equivalents, end of period	256,619	414,339	89,641
Consolidation and Eliminations [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities:	(780,309)	(1,510,049)	(1,629,411)
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	445,842	699,213	720,273
Repayment from (disbursements for) intercompany loans	1,206	(364,132)	333,133
Investment in subsidiaries	76,616	347,747	657,997
Dividend from affiliates	(600,418)	(287,660)	(974,246)
Purchase of cost method investment	25,744	4,000	25,000
Proceeds from insurance settlements	(49,788)
Other investing activities			(432)
Net cash provided by (used in) investing activities	(100,798)	399,168	761,725
Cash flows from financing activities:
Proceeds from (repayment of) intercompany loans	(603)
Proceeds from (repayment of) intercompany borrowing		376,570	(335,197)
Debt issuance costs	2,002	3,302
Dividends paid to preferred shareholders	8,724
Other payments for satellites	35,396	18,333
Capital contribution from parent	(108,153)	(433,450)	(703,869)
Dividends to shareholders	1,064,088	803,007	1,862,520
Principal payments on deferred satellite performance incentives	37,186	17,429	18,405
Restricted cash for collateral	1,901
Other financing activities			(1,601)
Net cash provided by (used in) financing activities	1,040,541	785,191	840,258
Effect of exchange rate changes on cash and cash equivalents	(1,714)	992	931
Net change in cash and cash equivalents	157,720	(324,698)	(26,497)
Cash and cash equivalents, beginning of period	(414,339)	(89,641)	(63,144)
Cash and cash equivalents, end of period	$ (256,619)	$ (414,339)	$ (89,641)